LONG-TERM DEBT, NET - Components of Exchangeable Notes (Details) - USD ($) $ in Thousands	Jan. 01, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
Liability component:
Principal		$ 3,892,500		$ 3,292,500
Net carrying value included in long-term debt, net	$ 3,840,930	3,840,930	$ 3,240,016	3,240,016
2022 Exchangeable Notes | Senior Notes
Liability component:
Principal		517,500		517,500
Less: unamortized debt issuance costs		6,511		10,157
Net carrying value included in long-term debt, net		510,989		507,343
2026 Exchangeable Notes | Senior Notes
Liability component:
Principal		575,000		575,000
Less: unamortized debt issuance costs		8,700		10,232
Net carrying value included in long-term debt, net		566,300		564,768
2030 Exchangeable Notes | Senior Notes
Liability component:
Principal		575,000		575,000
Less: unamortized debt issuance costs		9,627		10,577
Net carrying value included in long-term debt, net		$ 565,373		$ 564,423